Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Stock Payable	Accumulated Deficit	Accumulated other comprehensive loss	Additional Paidin Capital
Balance, Shares at Jun. 30, 2019		15,211,290	720,000	2,495,000	911,149	1,881,500
Balance, Amount at Jun. 30, 2019	$ 14,823,000	$ 15,000	$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 1,743,000	$ (156,445,000)	$ 50,000	$ 169,400,000
Sale Of Preferred Stock - Series D, Shares						97,500
Sale Of Preferred Stock - Series D, Amount	976,000					$ 1,000				975,000
Retirement Of Common Stock, Shares		(416,667)
Issuance Of Common Stock Related To Stock Payable, Shares		660,000
Issuance Of Common Stock Related To Stock Payable, Amount		$ 1,000					(443,000)			442,000
Stock-based Compensation On Options	671,000									671,000
Stock-based Compensation On Warrants	3,593,000									3,593,000
Discount On Convertible Note Payable	1,093,000									1,093,000
Warrants Related To Financing Of Convertible Note Payable	47,000									47,000
Imputed Interest On Convertible Note Payable	41,000									41,000
Foreign Currency Translation Gain	203,000								203,000
Net Loss	(14,447,000)							(14,447,000)
Beneficial Conversion Features On Convertible Promissory Notes	0
Balance Shares at Jun. 30, 2020		15,454,623	720,000	2,495,000	911,149	1,979,000
Balance Amount at Jun. 30, 2020	7,000,000	$ 16,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	1,300,000	(170,892,000)	253,000	176,262,000
Issuance Of Common Stock Related To Stock Payable, Shares		1,733,333
Issuance Of Common Stock Related To Stock Payable, Amount	0	$ 2,000					(1,300,000)			1,298,000
Stock-based Compensation On Options	166,000									166,000
Stock-based Compensation On Warrants	154,000									154,000
Imputed Interest On Convertible Note Payable	4,000									4,000
Foreign Currency Translation Gain	(93,000)								(93,000)
Net Loss	(4,544,000)
Issuance Of Common Stock Related To Convertible Notes Shares		499,223
Issuance Of Common Stock Related To Convertible Notes Amount	1,400,000	$ 0					0			1,400,000
Net Loss	(3,921,000)							(3,921,000)
Beneficial Conversion Features On Convertible Promissory Notes	144,000
Warrants Granted For Convertible Promissory Note	12,000
Balance Shares at Dec. 31, 2020		17,687,179	720,000	2,495,000	911,149	1,979,000
Balance Amount at Dec. 31, 2020	4,560,000	$ 18,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	156,000	(175,436,000)	(246,000)	180,007,000
Balance, Shares at Jun. 30, 2020		15,454,623	720,000	2,495,000	911,149	1,979,000
Balance, Amount at Jun. 30, 2020	7,000,000	$ 16,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	1,300,000	(170,892,000)	253,000	176,262,000
Retirement Of Common Stock, Shares		(2,666,667)
Retirement Of Common Stock, Amount		$ (3,000)								3,000
Issuance Of Common Stock Related To Stock Payable, Shares		1,733,334
Issuance Of Common Stock Related To Stock Payable, Amount		$ 2,000					(1,300,000)			1,298,000
Stock-based Compensation On Options	881,000									881,000
Stock-based Compensation On Warrants	3,176,000									3,176,000
Imputed Interest On Convertible Note Payable	19,000									19,000
Net Loss	(15,997,000)							(15,997,000)
Net Loss	16,000,000.0
Sale Of Common Stock In Initial Public Offering, Gross, Shares		5,783,133
Sale Of Common Stock In Initial Public Offering, Gross, Amount	24,000,000	$ 6,000								23,994,000
Offering Costs Relating To Initial Public Offering	(3,298,000)									(3,298,000)
Record Stock Payable Relating To Redeeem Acquisition	1,210,000						1,210,000
Record Vested Portion Of Deferred Compensation Relating To Redeeem	362,000									362,000
Conversion Of Preferred Stock - Series B Upon Up-listing, Shares		594,048		(2,495,000)
Conversion Of Preferred Stock - Series B Upon Up-listing, Amount		$ 1,000		$ (25,000)						24,000
Conversion Of Preferred Stock - Series C Upon Up-listing, Shares		12,287,386			(911,149)
Conversion Of Preferred Stock - Series C Upon Up-listing, Amount	150,000	$ 12,000			$ (9,000)					147,000
Conversion Of Preferred Stock - Series D Upon Up-listing, Shares		5,277,334				(1,979,000)
Conversion Of Preferred Stock - Series D Upon Up-listing, Amount		$ 5,000				$ (20,000)				15,000
Cashless Issuance Of Common Stock Related To The Exercise Of Options, Shares		165,145
Cashless Issuance Of Common Stock Related To The Exercise Of Warrants, Shares		122,183
Cashless Issuance Of Common Stock Related To Convertible Notes Payables, Shares		746,069
Cashless Issuance Of Common Stock Related To Convertible Notes Payables, Amount	1,750,000	$ 1,000								1,749,000
Beneficial Conversion Features On Convertible Promissory Notes	144,000									144,000
Warrants Granted For Convertible Promissory Notes	12,000									12,000
Foreign Currency Translation Loss	(671,000)								(671,000)
Balance Shares at Jun. 30, 2021		39,496,588	720,000
Balance Amount at Jun. 30, 2021	18,738,000	$ 40,000	$ 7,000				1,210,000	(186,889,000)	(418,000)	204,788,000
Balance, Shares at Sep. 30, 2020		17,687,179	720,000	2,495,000	911,149	1,979,000
Balance, Amount at Sep. 30, 2020	4,710,000	$ 18,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	0	(174,813,000)	160,000	179,284,000
Stock-based Compensation On Options	263,000									263,000
Stock-based Compensation On Warrants	301,000									301,000
Imputed Interest On Convertible Note Payable	3,000									3,000
Foreign Currency Translation Gain	(406,000)								(406,000)
Net Loss	(623,000)							(623,000)
Beneficial Conversion Features On Convertible Promissory Notes	144,000									144,000
Warrants Granted For Convertible Promissory Note	12,000									12,000
Shares To Be Issued For Convertible Promissory Note	156,000						156,000
Balance Shares at Dec. 31, 2020		17,687,179	720,000	2,495,000	911,149	1,979,000
Balance Amount at Dec. 31, 2020	4,560,000	$ 18,000	$ 7,000	$ 25,000	$ 9,000	$ 20,000	156,000	(175,436,000)	(246,000)	180,007,000
Balance, Shares at Jun. 30, 2021		39,496,588	720,000
Balance, Amount at Jun. 30, 2021	18,738,000	$ 40,000	$ 7,000				1,210,000	(186,889,000)	(418,000)	204,788,000
Stock-based Compensation On Options	107,000									107,000
Stock-based Compensation On Warrants	67,000									67,000
Foreign Currency Translation Gain	31,000								31,000
Net Loss	(2,139,000)							(2,139,000)
Common Stock Issued Relating To Redeeem Acquisition Shares		452,959
Common Stock Issued Relating To Redeeem Acquisition Amount	0	$ 0					(1,210,000)			1,210,000
Record Vested Deferred Compensation Relating To Redeeem Employees Shares		3,623,433
Record Vested Deferred Compensation Relating To Redeeem Employees Amount	805,000	$ 4,000								801,000
Balance Shares at Sep. 30, 2021		43,572,950	720,000
Balance Amount at Sep. 30, 2021	17,609,000	$ 44,000	$ 7,000				0	(189,028,000)	(387,000)	206,973,000
Balance, Shares at Jun. 30, 2021		39,496,588	720,000
Balance, Amount at Jun. 30, 2021	18,738,000	$ 40,000	$ 7,000				1,210,000	(186,889,000)	(418,000)	204,788,000
Net Loss	(6,249,000)
Beneficial Conversion Features On Convertible Promissory Notes	0
Warrants Granted For Convertible Promissory Note	0
Balance Shares at Dec. 31, 2021		43,659,616	720,000
Balance Amount at Dec. 31, 2021	14,612,000	$ 44,000	$ 7,000					(193,138,000)	(386,000)	208,085,000
Balance, Shares at Sep. 30, 2021		43,572,950	720,000
Balance, Amount at Sep. 30, 2021	17,609,000	$ 44,000	$ 7,000				$ 0	(189,028,000)	(387,000)	206,973,000
Stock-based Compensation On Options	106,000									106,000
Stock-based Compensation On Warrants	57,000									$ 57,000
Foreign Currency Translation Gain	1,000								1,000
Net Loss	$ (4,110,000)							(4,110,000)
Record Vested Deferred Compensation Relating To Redeeem Employees Shares	805,000									805,000
Issuance Of Common Stock Related To Employees Shares		66,666
Issuance Of Common Stock Related To Employees Amount	$ 104,000	$ 0								$ 104,000
Issuance Of Common Stock To Contractors For Services Shares		20,000
Issuance Of Common Stock To Contractors For Services Amount	40,000									40,000
Balance Shares at Dec. 31, 2021		43,659,616	720,000
Balance Amount at Dec. 31, 2021	$ 14,612,000	$ 44,000	$ 7,000					$ (193,138,000)	$ (386,000)	$ 208,085,000